Employee Share Ownership Plans - Summary of Employee Share Awards (Detail)	12 Months Ended
Jun. 30, 2019 shares yr
BHP Group Limited [member] | STIP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	308,028
Number of awards issued during the year	271,355
Number of awards vested and exercised	65,392
Number of awards at the end of the financial year	513,991
Weighted average remaining contractual life (years) | yr	0.7
BHP Group Limited [member] | GSTIP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	2,008,455
Number of awards vested and exercised	780,315
Number of awards lapsed	85,656
Number of awards at the end of the financial year	1,142,484
Number of awards vested and exercisable at the end of the financial year	15,932
Weighted average remaining contractual life (years) | yr	0.2
BHP Group Limited [member] | Long-Term Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	5,980,975
Number of awards issued during the year	947,153
Number of awards lapsed	1,197,239
Number of awards at the end of the financial year	5,730,889
Weighted average remaining contractual life (years) | yr	2.1
BHP Group Limited [member] | Transitional OMC awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	46,840
Number of awards vested and exercised	16,160
Number of awards lapsed	7,260
Number of awards at the end of the financial year	23,420
Weighted average remaining contractual life (years) | yr	0.2
BHP Group Limited [member] | MAP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	10,379,263
Number of awards issued during the year	4,604,638
Number of awards vested and exercised	2,416,107
Number of awards lapsed	1,077,449
Number of awards at the end of the financial year	11,490,345
Number of awards vested and exercisable at the end of the financial year	94,921
Weighted average remaining contractual life (years) | yr	1.3
BHP Group Limited [member] | Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	4,775,079
Number of awards issued during the year	2,025,302
Number of awards vested and exercised	2,590,297
Number of awards lapsed	352,939
Number of awards at the end of the financial year	3,857,145
Weighted average remaining contractual life (years) | yr	1.2
BHP Group Plc [member] | GSTIP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	63,868
Number of awards vested and exercised	22,911
Number of awards lapsed	11,531
Number of awards at the end of the financial year	29,426
Weighted average remaining contractual life (years) | yr	0.2
BHP Group Plc [member] | MAP awards [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	315,451
Number of awards issued during the year	132,676
Number of awards vested and exercised	107,756
Number of awards lapsed	67,340
Number of awards at the end of the financial year	273,031
Weighted average remaining contractual life (years) | yr	1.3
BHP Group Plc [member] | Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards at the beginning of the financial year	282,159
Number of awards issued during the year	111,866
Number of awards vested and exercised	145,666
Number of awards lapsed	24,289
Number of awards at the end of the financial year	224,070
Weighted average remaining contractual life (years) | yr	1.2